Financial Liabilities - Other Financial Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financial Liabilities
Amount of interest free loans extended by governmental institutions	€ 16,559	€ 20,306
Portion of interest-free loans extended by governmental institutions that is considered a grant	696	812
Call option included in other financial liabilities		5,000
Amount collected directly from Spanish Social Security affiliated bodies and transferred to financial institutions included in other current financial liabilities	6,704	3,056
Other financial liabilities	95,217	45,640
Not later than one year
Financial Liabilities
Other financial liabilities	16,262	22,003
Later than one year and not later than two years
Financial Liabilities
Other financial liabilities	21,460	10,818
Later than two years and not later than three years
Financial Liabilities
Other financial liabilities	49,602	3,787
Later than three years and not later than four years
Financial Liabilities
Other financial liabilities	2,916	2,794
Later than four years and not later than five years
Financial Liabilities
Other financial liabilities	1,799	2,247
More than 5 years
Financial Liabilities
Other financial liabilities	€ 3,178	€ 3,991